August 12, 2009

THE DREYFUS/LAUREL FUNDS, INC. - DREYFUS TAX MANAGED GROWTH FUND

Supplement to Prospectus dated March 1, 2009

THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE THIRD SENTENCE IN THE FIRST PARAGRAPH OF THE SECTION OF THE PROSPECTUS ENTITLED “DISTRIBUTIONS AND TAXES”:

The fund normally pays dividends and capital gain distributions annually.

0149S0809